Acquisitions (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 01, 2016	Sep. 14, 2016	Mar. 05, 2016	Dec. 22, 2017	Oct. 27, 2017	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017	Oct. 31, 2018	Dec. 07, 2017	Jul. 02, 2017
Common stock, value						$ 1,257,493		$ 845,098	$ 526,060
Total Compensation Expense and Purchase Price								853,955
Interest expense						(593,414)	$ (9,724)	374,331	19,040
Convertible note payable - related party (Note 8, 14)						120,000		468,493	400,000
Stock based compensation						436,406	$ 346,071	3,524,123	$ 2,455,587
Rezserve Technologies [Member]
Common stock, value		$ 1,080,000
Stock purchase agreement		100.00%
Aggregate purchased value		$ 1,480,000
Aggregate shares		3,000,000
Convertible note payable		$ 400,000		$ 400,000						$ 400,000
Interest rate		0.00%
Interest expense		$ 19,040						38,000
Convertible note payable - related party (Note 8, 14)		400,000
Impairment expense		$ 1,445,292						1,445,292
Repayment of debt				30,000
Debts conversion amount converted				$ 210,000
Debt conversion converted instrument shares issued				1,100,000
Loss on conversion				$ 13,000
Non bearing interest								160,000
Congo Ltd. Acquisition [Member]
Common stock, value											$ 840,000
December 7, 2017 [Member] | Congo Ltd. Acquisition [Member]
Common stock, value						$ 840,000		$ 840,000
Common stock, closing price						$ 0.28		$ 0.28
Impairment expense								$ 926,252
Common stock granted to existing owners						3,000,000		3,000,000
Appointment.com Acquisition [Member]
Assets purchase agreement	1,625,000
Common stock, value	$ 731,500
Total Compensation Expense and Purchase Price	$ 853,955
Comencia, Inc. Acquisition [Member]
Common stock, value												$ 750,000
Comencia, Inc. Acquisition [Member] | July 1, 2017 [Member]
Common stock, value						$ 750,000		$ 750,000
Common stock, closing price						$ 0.30		$ 0.30
Interest rate						3.00%		3.00%
Note receivable						$ 55,000		$ 55,000
Common stock granted to existing owners						2,500,000		2,500,000
Stock based compensation								$ 750,000
Cityinformation B V [Member]
Common stock, value					$ 821,667
Common stock, closing price					$ 0.29
Impairment expense								795,508
Common stock granted to existing owners					2,833,333
Cloud.Market Acquisition [Member]
Common stock, value			$ 60,000
Impairment expense								$ 67,500
Common stock shares Issued			750,000
Common stock shares issued value			$ 7,500